Risk management (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management
Schedule of internal risk rating levels

Thousand of Reais	2024	2023

By maturity
Less than 1 Year	320,774,167	287,366,871
Between 1 and 5 years	199,768,489	185,907,482
More than 5 years	79,145,188	78,261,850
Loans and advances to customers, gross	599,687,844	551,536,203

By internal classification of risk
Low	454,224,878	408,973,257
Medium-low	95,687,016	87,232,484
Medium	15,804,991	16,643,774
Medium-High	12,180,529	13,238,069
High	21,790,430	25,448,619
Loans and advances to customers, gross	599,687,844	551,536,203

Schedule of expected loan losses

			2024
		Probability of default	Default loss
	Exposure

Commercial and industrial	241,177,143	5%	39%
Real Estate Credit - construction	64,820,223	10%	9%
Individual loans	290,347,271	10%	62%
Leasing	3,343,207	2%	42%

			2023
	Exposure	Probability of default	Default loss

Commercial and industrial	233,946,174	6%	38%
Real Estate Credit - construction	61,747,722	8%	6%
Individual loans	252,687,422	11%	61%
Leasing	3,154,886	1%	37%

Schedule of evolution of the main credit indicators

	2024	2023

Credit risk exposure - customers (Thousand of Reais)	750,357,060	719,880,952
Loans and advances to customers, gross (note 9)	599,687,844	551,536,203
Contingent Liabilities - Guarantees and other sureties (note 43.a)	64,387,753	65,671,261
Private securities	86,281,463	102,673,488
Non-performing loans ratio (%)	7.03%	7.23%
Impairment coverage ratio (%)	84.44%	88.13%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	35,668,907	35,152,998

Data prepared based on management criteria and accounting criteria of the controlling unit.

(*)	RAWO = Recoveries of Assets Written Off at Loss

Schedule of position of accounts subject to interest rate risk

					2024
					In millions of Reais
Position of accounts subject to interest rate risk	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	121	1,283	-	1,404
Debt instruments	-	-	121	1,283	-	1,404
Financial assets measured at fair value in profit or loss	7,700	6,779	24,793	52,083	32,175	123,530
Debt instruments	7,700	1,123	19,038	35,033	26,977	89,871
Equity instruments	-	17	-	23	-	40
Derivatives	-	5,639	5,755	17,027	5,198	33,619
Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	209	209
Debt instruments	-	-	-		209	209
Financial assets measured at fair value in other comprehensive income	2,183	5,258	4,977	59,238	31,711	103,367
Debt instruments	2,183	5,258	4,977	59,238	31,711	103,367
Financial Assets Measured at Amortized Cost	113,264	107,139	153,954	234,133	70,674	679,164
Loans and Other Amounts with Credit institutions	110,426	2,020	2,197	3,910	-	118,553
Loans and advances to customers	2,557	98,218	138,836	193,061	61,220	493,892
Debt Instruments	281	6,901	12,921	37,162	9,454	66,719
Total	123,147	119,176	183,845	346,737	134,560	907,465
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	39,403	2,529	1,958	6,497	1,206	51,593
Derivatives	6	2,529	1,958	6,497	1,206	12,196
Short Positions	39,397	-	-	-	-	39,397
Financial liabilities at amortized cost	174,985	116,741	249,441	242,650	32,136	815,953
Deposits from credit institutions	508	32,060	68,882	21,268	326	123,044
Customer deposits	174,477	59,547	124,584	160,324	33	518,965
Bonds and securities	-	25,134	55,975	61,058	8,435	150,602
Debt Instruments Eligible to Capital	-	-	-	-	23,342	23,342
Total	214,388	119,270	251,399	249,147	33,342	867,546

					2023
					In millions of Reais
Position of accounts subject to interest rate risk	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	-	-	1,591	1,591
Debt instruments	-	-	-	-	1,591	1,591
Financial assets measured at fair value in profit or loss	17,088	5,722	7,003	45,863	30,323	105,999
Debt instruments	8,822	1,425	4,940	35,164	26,137	76,488
Equity instruments	22	1	3	17	-	43
Derivatives	8,244	4,296	2,060	10,682	4,186	29,468
Financial assets not intended for trading Mandatory measured at the fair value of the result	-	-	-	-	183	183
Debt instruments	-	-	-	-	183	183
Financial assets measured at fair value in other comprehensive income	1,237	4,360	2,684	44,722	10,994	63,997
Debt instruments	1,237	4,360	2,684	44,722	10,994	63,997
Financial Assets Measured at Amortized Cost	135,427	105,253	86,314	220,663	84,800	632,457
Loans and Other Amounts with Credit institutions	86,391	1,394	3,496	2,978	-	94,259
Loans and advances to customers	37,176	96,038	68,597	183,156	73,832	458,799
Debt Instruments	11,860	7,821	14,221	34,529	10,968	79,399
Total	153,752	115,335	96,001	311,248	127,891	804,227

Interest-bearing liabilities:
Financial Liabilities Measured at Fair Value in income Held for Trading	30,627	4,972	1,779	9,467	4,101	50,947
Derivatives	6,863	4,972	1,779	9,467	4,101	27,183
Short Positions	23,764	-	-	-	-	23,764
Financial liabilities at amortized cost	212,885	139,140	130,337	221,561	28,280	732,203
Deposits from credit institutions	7,189	36,767	32,650	10,595	7,380	94,580
Customer deposits	197,507	70,908	80,260	151,046	53	499,774
Bonds and securities	8,189	31,465	17,427	59,920	4,360	121,361
Debt Instruments Eligible to Capital	-	-	-	-	16,488	16,488
Total	243,512	144,113	132,116	231,028	32,381	783,150

Schedule of position of accounts subject to currency risk

Currency Risk

			2024
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	207,780	10,523	3,447	221,750
Loans and advances to customers	5,629	1	565	6,195
Derivatives	421,574	19,908	14,310	455,792
Others	33,181	-	-	33,181
Total	668,164	30,432	18,322	716,918

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	172,082	8,333	2,778	183,193
Derivatives	384,550	25,804	12,402	422,756
Others	116,669	501	2,778	119,948
Total	673,301	34,638	17,958	725,897

			2023
			In millions of Reais

Asset:	Dollar	Euro	Others	Total

Cash/Applications/Debt Instruments	214,500	1,043	3,794	219,337
Loans and advances to customers	3,699	2,585	90	6,374
Derivatives	267,585	11,024	9,002	287,611
Others	3,687	-	-	3,687
Total	489,470	14,652	12,887	517,009

Liabilities:	Dollar	Euro	Others	Total

Funding in foreign currency	154,096	851	2,873	157,820
Derivatives	238,389	14,392	8,183	260,964
Others	99,544	3,043	1,733	104,320
Total	492,029	18,286	12,789	523,105

Schedule of funding from customers

					In millions of Reais
Customers Funding	2024			2023
	0 a 30 days	Total	%	0 a 30 days	Total	%
Demand deposits	40,398	40,398	100%	35,714	35,714	100%
Savings accounts	57,369	57,369	100%	58,112	58,112	100%
Time deposits	103,569	403,686	26%	103,519	393,757	26%
Interbank deposit	1,058	5,850	18%	779	4,264	18%
Funds from acceptances and issuance of securities	11,237	151,686	7%	8,820	142,553	6%
Borrowings and Onlendings	9,959	105,768	9%	6,711	87,236	8%
Subordinated Debts / Debt Instruments Eligible to Compose Capital	-	23,125	0%	-	19,627	0%
Total	223,590	787,882	28%	213,655	741,263	29%

Schedule of assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows

					2024
					In millions of Reais
Future Cash Flows Except for Derivatives	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	121	1,283	-	1,404
Debt instruments	-	-	121	1,283	-	1,404
Financial assets measured at fair value in profit or loss	10,844	7,206	32,461	66,004	42,695	159,210
Debt instruments	10,844	1,550	26,706	48,954	37,497	125,551
Equity Instruments	-	17	-	23	-	40
Derivatives	-	5,639	5,755	17,027	5,198	33,619
Financial assets measured at fair value in other comprehensive income	2,931	7,339	6,576	81,687	44,655	143,188
Debt instruments	2,931	7,339	6,576	81,687	44,655	143,188
Financial assets measured at amortized cost	114,080	163,232	211,015	223,938	106,752	819,017
Loans and Other Amounts with Credit Institutions	110,426	2,535	2,863	3,187	-	119,011
Loans and advances to customers	3,373	150,960	181,405	198,944	88,425	623,107
Debt instruments	281	9,737	26,747	21,807	18,327	76,899
Total	127,855	177,777	250,173	372,912	194,102	1,122,819

Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	39,403	2,529	1,958	6,497	1,206	51,593
Derivatives	6	2,529	1,958	6,497	1,206	12,196
Short positions	39,397	-	-	-	-	39,397
Financial liabilities at amortized cost	222,840	130,959	282,616	325,846	80,804	1,043,065
Deposits from credit institutions	505	32,408	74,803	22,099	1,237	131,052
Customer deposits	222,279	75,866	158,729	204,254	42	661,170
Bonds and securities	56	22,685	49,084	99,493	56,183	227,501
Debt Instruments Eligible to Capital	-	-	-	-	23,342	23,342
Total	262,243	133,488	284,574	332,343	82,010	1,094,658

					2023
					In millions of Reais
Non-Discounted Future Flows Except Derivatives	On Demand	Up to 3 Months	3 to 12 Months	1 to 5 years	Above 5 years	Total

Interest-earning assets:

Financial assets measured at fair value in income	-	-	-	-	1,591	1,591
Debt instruments	-	-	-	-	1,591	1,591
Financial assets measured at fair value in profit or loss	19,295	6,077	8,225	54,467	36,616	124,679
Debt instruments	11,028	1,780	6,161	43,768	32,430	95,168
Equity Instruments	22	1	3	17	-	43
Derivatives	8,244	4,296	2,060	10,682	4,186	29,468
Financial assets measured at fair value in other comprehensive income	1,393	5,054	3,222	55,140	13,951	78,761
Debt instruments	1,393	5,054	3,222	55,140	13,768	78,578
Equity Instruments	-	-	-	-	183	183
Financial assets measured at amortized cost	145,514	145,270	103,823	206,862	115,879	717,347
Loans and Other Amounts with Credit Institutions	86,325	1,162	2,836	2,899	-	93,222
Loans and advances to customers	54,270	128,381	85,109	178,329	101,509	547,599
Debt instruments	4,919	15,727	15,877	25,634	14,369	76,527
Total	166,202	156,401	115,269	316,469	168,037	922,379

Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	30,627	4,972	1,779	9,467	4,101	50,947
Derivatives	6,863	4,972	1,779	9,467	4,101	27,183
Short positions	23,764	-	-	-	-	23,764
Financial liabilities at amortized cost	318,836	145,130	156,974	270,185	51,853	942,977
Deposits from credit institutions	16,811	38,298	36,953	12,990	8,252	113,304
Customer deposits	295,413	82,892	93,485	175,856	53	64,770
Bonds and securities	6,612	23,940	26,535	81,339	27,060	165,486
Debt Instruments Eligible to Capital	-	-	-	-	16,488	16,488
Total	349,463	150,102	158,753	279,652	55,954	993,924

Schedule of quantitative risk analysis

Million of Reais	2024	2023	2022

Sensibilities
Net Interest Margin	798	754	954
Fair value of Equity	2,643	1,924	2,154
Value at Risk - Balance
VaR	731	415	971

Schedule of trading portfolio

Thousand of Reais		2024
Trading Book
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(7,496)	(261,418)	(522,835)
Coupon Interest Rate	Exposures subject to changes in coupon rate of interest rate	(111)	(1,638)	(3,276)
Inflation	Exposures subject to change in coupon rates of price indexes	(8,884)	(19,405)	(38,809)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(4,078)	(16,472)	(32,944)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(431)	(2,553)	(5,107)
Foreign currency	Exposures subject to foreign exchange	(209)	(5,222)	(10,443)
Eurobond/Treasury/Global	Exposures subject to Interest Rate Variation on Papers Traded on the International Market	(10,988)	(112,284)	(224,568)
Shares and Indexes	Exposures subject to change in shares price	(265)	(6,613)	(13,226)
Commodities	Exposures subject to change in commodities' prices	(37)	(920)	(1,841)
Total (1)		(32,499)	(426,525)	(853,049)

(1) Net amounts after tax effects

Schedule of portfolio banking

Thousand of Reais		2024
Banking Book
Risk Factor	Description	Scenario 1	Scenario 2	Scenario 3
Interest Rate - Reais	Exposures subject to changes in interest fixed rate	(86,965)	(3,507,350)	(7,035,646)
TR and Long-Term Interest Rate (TJLP)	Exposures subject to TR and TJLP Coupon Variation	(36,810)	(1,312,615)	(2,353,906)
Inflation	Exposures subject to change in coupon rates of price indexes	(19,327)	(328,089)	(617,049)
Coupon - US Dollar	Exposures subject to changes in coupon US Dollar rate	(6,453)	(225,401)	(415,722)
Coupon - Other Currencies	Exposures subject to changes in coupon foreign currency rate	(567)	(6,601)	(13,150)
International Market Interest Rate	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market	(37,222)	(663,043)	(1,404,832)
Foreign currency	Exposures subject to foreign exchange	893	22,318	44,637
Total (1)		(186,451)	(6,020,781)	(11,795,668)

(1) Net amounts after tax effects.

Schedule of economic capital model

% Capital	2024	2023
Risk Type
Credit	48%	55%
Market	2%	2%
ALM	5%	6%
Business	8%	11%
Operational	7%	2%
Fixed Assets	1%	1%
Intangible Assets	2%	3%
Pension Funds	1%	1%
Deferred Tax Assets	26%	19%
TOTAL	100%	100%